Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders’ Equity Text Block [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11: - SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2022, and 2021 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new share option plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023 (please refer to note 14c for the Company’s extension of the option plan).

b)	During the year ended December 31, 2020, the Company’s Board approved the grant of 340,000 RSUs and 35,100 options to certain employees, officers and directors of the Company. Such Options and RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

c)	During the year ended December 31, 2021, the Company’s Board approved the grant of 782,350 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

d)	During the year ended December 31, 2022, the Company’s Board approved the grant of 418,733 RSUs and 4,906 options to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-5 years, commencing as of the date of grant.

As of December 31, 2022, the total number of shares reserved under the 2013 Share Option Plan, is 3,950,000, out of which 1,325,651 Ordinary Shares are still available for future grants under the 2013 Share Option Plan as of that date.

2.	Stock options for the year ended December 31, 2022 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	139,680	16.36	1.20	181
Granted	4,906	10.99
Exercised	-	-
Expired and forfeited	(104,580)	19.30

Outstanding as of December 31, 2022	40,006	8.02	2.77	117
Vested and expected to vest at December 31, 2022	40,006	8.02	2.77	117

Exercisable as of December 31, 2022	30,319	7.83	2.66	94

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2022 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2022. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

3.	As of December 31, 2022, stock options under the 2013 Share Option Plan are as follows:

	Options outstanding at December 31, 2022			Options exercisable at December 31, 2022
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

7.60	35,100	7.60	2.53	28,275	7.60	2.53
10.99	4,906	10.99	4.56	2,044	10.99	4.56

	40,006			30,319

4.	RSUs for the year ended December 31, 2022 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	1,048,929	1.54	$13,689
Granted	418,733
Vested	(583,896)
Cancelled	(103,069)

Outstanding as of December 31, 2022	780,697	1.53	$8,541

5.	The weighted average fair value of options granted during the year ended December 31, 2022 and 2020 were $4.64 and $3.41 per share, respectively. No options were granted during the year ended December 31, 2021.

6.	The weighted average fair values of RSUs granted during the years ended December 31, 2022, 2021 and 2020 were $11.68, $11.36 and $9.31 per share, respectively.

7.	The following table summarizes the allocation of the Company’s share-based compensation within the statements of operations:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$391	$207	$106
Research and development, net	2,503	1,368	879
Sales and marketing	1,386	865	536
General and administrative	894	916	648

	$5,174	$3,356	$2,169

8.	As of December 31, 2022, there are $5,847 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.07 years.